Adjustment items (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)
Business segment information
Number of business segments | segment				4
Operating income	$ 3,903		$ 5,149	$ 8,827	$ 8,938
Net income, Group share	2,756	$ 3,111	3,721	5,867	6,357
Adjustments
Business segment information
Operating income	(254)		197	227	(57)
Net income, Group share	(131)		168	221	(80)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(40)		703	526	636
Net income, Group share	(28)		517	360	472
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(59)		16	(86)	5
Net income, Group share	(47)		9	(69)	1
Adjustments - Restructuring charges
Business segment information
Operating income					(53)
Net income, Group share	(31)		(46)	(33)	(67)
Adjustments - Asset impairment charges
Business segment information
Operating income	(64)		(424)	(64)	(446)
Net income, Group share	(57)		(236)	(57)	(248)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share			(2)		(103)
Adjustments - Other items
Business segment information
Operating income	(91)		(98)	(149)	(199)
Net income, Group share	32		(74)	20	(135)
Exploration & Production | Adjustments
Business segment information
Operating income	(43)		(97)	(43)	(150)
Net income, Group share	(43)		(117)	(43)	(196)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income					(53)
Net income, Group share			(44)		(59)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(43)			(43)
Net income, Group share	(43)			(43)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share			(2)		(103)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income			(97)		(97)
Net income, Group share			(71)		(34)
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income	(124)		(409)	(209)	(534)
Net income, Group share	19		(232)	(17)	(330)
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(59)		16	(86)	5
Net income, Group share	(47)		9	(69)	1
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Net income, Group share	(14)		(2)	(16)	(8)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(11)		(424)	(11)	(446)
Net income, Group share	(6)		(236)	(6)	(248)
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income	(54)		(1)	(112)	(93)
Net income, Group share	86		(3)	74	(75)
Refining & Chemicals | Adjustments
Business segment information
Operating income	(53)		569	439	531
Net income, Group share	(76)		436	268	395
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	(6)		569	486	531
Net income, Group share	(3)		436	341	412
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Net income, Group share	(17)			(17)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(10)			(10)
Net income, Group share	(8)			(8)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(37)			(37)
Net income, Group share	(48)			(48)	(17)
Marketing & Services | Adjustments
Business segment information
Operating income	(34)		134	40	105
Net income, Group share	(31)		81	13	60
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	(34)		134	40	105
Net income, Group share	(25)		$ 81	19	60
Marketing & Services | Adjustments - Other items
Business segment information
Net income, Group share	$ (6)			$ (6)
Corporate | Adjustments
Business segment information
Operating income					(9)
Net income, Group share					(9)
Corporate | Adjustments - Other items
Business segment information
Operating income					(9)
Net income, Group share					$ (9)